SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of Detailed Information About Supplemental Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other adjustments to investing activities:
Purchase of marketable securities	$ (1,728)	$ (3,522)
Proceeds from disposal of marketable securities	2,739	2,564
Cash received on settlement of silver futures	4,007	533
Other inflows (outflows) of cash	5,018	(425)
Net change in non-cash working capital items:
(Increase) in trade and other receivables	(870)	(3,386)
Decrease in value added taxes receivable	1,732	9,839
(Increase) in inventories	(3,447)	(8,956)
(Increase) in prepaid expenses and other	(316)	(903)
(Decrease) increase in income taxes payable	(4,426)	3,332
(Decrease) increase in trade and other payables	(22,748)	16,580
Decrease (increase) in restricted cash	2,389	(48,010)
Increase (decrease) in working capital	(27,686)	(31,504)
Non-cash investing and financing activities:
Shares received from disposition of royalty portfolio	21,507	0
Disposition of mining claims in relation to sale of royalty portfolio	(17,206)	0
Acquisition of Jerritt Canyon		466,300
Transfer of share-based payments reserve upon settlement of RSU's	1,897	963
Transfer of share-based payments reserve upon exercise of options	2,208	8,643
Acquisition of mining interests	0	(3,750)
Assets acquired by finance lease	(3,109)	(4,001)
Conversion to common shares upon settlement of the convertible note	0	(23,230)
Non-cash investing and financing activities	$ 5,297	$ (444,925)